Consolidated Balance Sheet (Parentheticals)	Dec. 31, 2025 shares
Statement of Financial Position [Abstract]
Ordinary share, authorized (in Shares)	1
Ordinary share, issued (in Shares)	1
Ordinary share, outstanding (in Shares)	1